              As filed with the Securities and Exchange Commission
                                on June 14, 2006
                      Registration No. 333-89661; 811-09645

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                        Post-Effective Amendment No. 45                      [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                Amendment No. 46                             [X]

                        (Check appropriate box or boxes)

                                   ----------

                           COLUMBIA FUNDS SERIES TRUST
               (Exact Name of Registrant as specified in Charter)

                              One Financial Center
                                Boston, MA 02111
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 321-7854

                                 James Bordewick
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

Marco E. Adelfio, Esq.                                  Burton M. Leibert, Esq.
Steven G. Cravath, Esq.                                 Willkie Farr & Gallagher
Morrison & Foerster LLP                                 787 Seventh Avenue
2000 Pennsylvania Ave., N.W.                            New York, New York 10019
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]    Immediately upon filing pursuant       [ ]    on (date) pursuant
       to Rule 485(b), or                            to Rule 485(b), or
[ ]    60 days after filing pursuant          [ ]    on (date) pursuant
       to Rule 485(a), or                            to Rule 485(a).
[ ]    75 days after filing pursuant to       [ ]    on (date) pursuant to
       paragraph (a)(2)                              paragraph(a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     The Registrant is filing this Post-Effective Amendment No. 45 under the 1933 Act and Post-Effective Amendment No. 46 under the 1940 Act to Columbia Funds Series Trust's (the "Trust") Registration Statement on Form N-1A.

     Part A and Part B of the Trust's Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 44 under the 1933 Act and Amendment No. 45 under the 1940 Act, filed February 28, 2006. The purpose of this filing is to provide updated information for the Trust and to effect certain non-material changes.

                         576COLUMBIA FUNDS SERIES TRUST

                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                 1-800-345-6611

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(a)              Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                 2000.

(a)(2)           Certificate of Amendment of Certificate of Trust dated
                 September 21, 2005, incorporated by reference to Post-Effective
                 Amendment No. 41, filed November 21, 2005.

(a)(3)           Amended and Restated Declaration of Trust dated September 26,
                 2005, incorporated by reference to Post-Effective Amendment No.
                 41, filed November 21, 2005.

(b)              Bylaws:

                 Not Applicable

(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable

(d)              Investment Advisory Contracts:

(d)(1)           Investment Advisory Agreement between Columbia Management
                 Advisors, LLC ("CMA") and Columbia Funds Series Trust (the
                 "Registrant") dated September 30, 2005, Schedule I amended
                 November 18, 2005, incorporated by reference to Post-Effective
                 Amendment No. 41, filed November 21, 2005.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(d)(2)           CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to
                 Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(3) Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September
                 30, 2005, incorporated by reference to Post-Effective Amendment
                 No. 41, filed November 21, 2005.

(d)(4)           CMA Assumption Agreement on behalf of the Fixed Income Sector
                 Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(5)           Investment Sub-Advisory Agreement among CMA, Brandes Investment
                 Partners, L.P. ("Brandes") and the Registrant dated September
                 30, 2005, filed herewith.

(d)(6)           Investment Sub-Advisory Agreement among CMA, Marsico Capital
                 Management, LLC ("Marsico Capital") and the Registrant dated
                 September 30, 2005, incorporated by reference to Post-Effective
                 Amendment No. 41, filed November 21, 2005.

(e)              Underwriting Contract:

(e)(1)           Distribution Agreement with Columbia Management Distributors,
                 Inc. ("CMD") dated September 26, 2005, Schedule I and Schedule
                 II amended February 15, 2006, incorporated by reference to Post-Effective Amendment No. 44, filed February 28, 2006.

(f)              Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)              Custodian Agreements:

(g)(1)           Master Custodian Agreement between the Registrant and State
                 Street Bank and Trust Company ("State Street") dated June 13,
                 2005, Appendix A amended February 15, 2006, incorporated by reference to Post-Effective Amendment No. 44, filed February
                 28, 2006.


(g)(2)           Amendment No. 1 to the Master Custodian Agreement between the
                 Registrant and state street, dated June 1, 2006, filed herewith.


EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(h)              Other Material Contracts:

(h)(1) Administration Agreement dated December 1, 2005, Schedule A last amended February 15, 2006, between the Registrant and CMA, incorporated by reference to Post-Effective Amendment No. 44, filed February 28, 2006.

(h)(2) Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

(h)(3)           Shareholder Administration Plan relating to Class A Shares,
                 Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(h)(4)           Shareholder Administration Plan relating to Class B and Class C
                 Shares, Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

(h)(5)           Shareholder Administration Plan relating to Institutional Class
                 Shares, Exhibit I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

(h)(6)           Shareholder Administration Plan relating to Marsico Shares,
                 Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(h)(7)           Shareholder Administration Plan relating to Trust Class Shares,
                 Exhibit I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(h)(8)           Transfer Dividend Disbursing and Shareholders' Servicing Agent
                 Agreement between Columbia Funds Services, Inc. ("CFS"), CMA and the Registrant dated September 30, 2005, Appendix I last amended February 15, 2006, filed February 28, 2006.

(h)(9)           Cross Indemnification Agreement between Columbia Funds Master
                 Investment Trust and the Registrant dated September 26, 2005, filed herewith.

(i)              Legal Opinion

(i)(1)           Not applicable.

EXHIBIT LETTER   DESCRIPTION
--------------   ---------------------------------------------------------------
(j)              Other Opinions

                 Not Applicable

(k)              Omitted Financial Statements

                 Not Applicable

(l)              Initial Capital Agreements:

(l)(1)           Investor Letter, incorporated by reference to Post-Effective
                 Amendment No. 1, filed February 10, 2000.

(m)              Rule 12b-1 Plans:

(m)(1)           Shareholder Servicing and Distribution Plan relating to Class A
                 Shares, Exhibit I amended February 15, 2006, incorporated by reference to Post-Effective Amendment No. 44, filed February
                 28, 2006.

(m)(2) Distribution Plan relating to all share classes of the Registrant, Exhibits I and II amended February 15, 2006, incorporated by reference to Post-Effective Amendment No. 44, filed February 28, 2006.

(n)              Financial Data Schedule:

                 Not Applicable.

(o)              Rule 18f-3 Plan:

(o)(1)           Rule 18f-3 Multi-Class Plan, filed herewith.

(p)              Codes of Ethics:

(p)(1)           Columbia Funds Family Code of Ethics, filed herewith.

(p)(2)           Columbia Management Group Code of Ethics, effective January 1,
                 2005, incorporated by reference to Post-Effective Amendment No.
                 37, filed May 6, 2005.

(p)(3) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

EXHIBIT LETTER   DESCRIPTION
--------------   ---------------------------------------------------------------
(p)(4)           Marsico Capital Code of Ethics, incorporated by reference to
                 Amendment No. 36, filed September 3, 2004.

(q)(1)           Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau,
                 Jr., William A. Hawkins, R. Glenn Hilliard, William P.
                 Carmichael, filed herewith.

(q)(3) Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

     No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     Article VII of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

          1.   Administration Agreement with CMA;

          2.   Distribution Agreement with CMD;

          3.   Custody Agreement with State Street; and

          4.   Transfer Agency and Services Agreement with CFS and CMA.

     The Registrant has entered into a Cross Indemnification Agreement with Columbia Funds Master Investment Trust (the "Master Trust") dated September 26, 2005. The Master Trust will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities to which the Trust may become subject under the Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the Securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust for use in the Offering Documents.

     The Trust will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust for use in the Offering Documents.

     Promptly after receipt by an indemnified party under subsection (a) or (b) above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

     The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     To the knowledge of the Registrant, none of the directors or officers of CMA, the adviser to the Registrant's portfolios, or Brandes or Marsico Capital, the investment sub-advisers to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of CMA or Marsico Capital, or other subsidiaries of Bank of America Corporation.

     (a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC ("BACAP")) with the SEC pursuant to the Advisers Act (file no. 801-50372).

     (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

     (c) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) CMD, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and as placement agent for the Master Trust, both of which are registered open-end management investment companies. CMD is also the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Trust XI, Columbia Acorn Trust, Columbia Balanced Fund, Inc., Columbia Conservative High Yield Fund, Inc., Columbia Oregon Intermediate Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc., Columbia Technology Fund, Inc., Liberty Variable Investment Trust, SteinRoe Variable Investment Trust and Wanger Advisors Trust.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Post-Effective Amendment No. 67, filing July 29, 2005 filed by Columbia Funds Trust II with the SEC pursuant to the 1940 Act (file no. 811-03009).

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     (1) CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment sub-adviser).

     (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

     (3) Marsico Capital, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-adviser).

     (4) CFS, P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

     (5) CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor).

     (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

     (7) State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 0211 (records relating to its function as custodian).

ITEM 29. MANAGEMENT SERVICES

     Not Applicable

ITEM 30. UNDERTAKINGS

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on the 14th day of June, 2006.

                                       COLUMBIA FUNDS SERIES TRUST


                                       By: /s/ Christopher L. Wilson
                                           --------------------------------
                                           Christopher L. Wilson
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                        TITLE                     DATE
          ----------                        -----                     ----


/s/ Christopher L. Wilson               President and            June 14, 2006
-------------------------          Chief Executive Officer
(Christopher L. Wilson)         (Principal Executive Officer)


/s/ J. Kevin Connaughton      Senior Vice President, Treasurer   June 14, 2006
------------------------         and Chief Financial Officer
(J. Kevin Connaughton)            (Principal Financial and
                                     Accounting Officer)


            *                             Chairman               June 14, 2006
--------------------------        of the Board of Trustees
(William P. Carmichael)


            *                              Trustee               June 14, 2006
--------------------------
(Edward J. Boudreau, Jr.)


            *                              Trustee               June 14, 2006
--------------------------
(William A. Hawkins)


            *                              Trustee               June 14, 2006
--------------------------
(R. Glenn Hilliard)


            *                              Trustee               June 14, 2006
--------------------------
(Minor Mickel Shaw)


/s/ James R. Bordewick, Jr.
----------------------------------
James R. Bordewick, Jr.

*    Attorney-in-Fact for each Trustee